Provisions - Parenthetical Information Provisions (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Postbank shareholders litigation [Abstract]
Lawsuits by former Deutsche Postbank AG (Postbank) shareholders	€ 1,300		€ 1,300
RusChem alliance litigation [Abstract]
Recognition of a provision and a corresponding contingent asset under the indemnification agreement in EUR	259		259
Palladium Hotel litigation [Abstract]
Total Provisions recognized by the Group on balance sheet	3,800		3,800		€ 2,400
Expenses for civil litigation and regulatory enforcement matters included in general and administrative expenses	1,600	€ 400	1,700	€ 500
Civil litigation matters [Abstract]
Provisions	2,600		2,600		1,100
Aggregate future loss, more than remote but less than probable	300		300		1,900
Regulatory enforcement matters [Abstract]
Provisions	100		100		100
Aggregate future loss, more than remote but less than probable	€ 200		€ 200		€ 200